Quarterly Holdings Report
for

Fidelity® Small Cap Value Index Fund

September 30, 2019

SVI-QTLY-1119
1.9896350.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	216	$12,608
Bandwidth, Inc. (a)	50	3,256
Cincinnati Bell, Inc. (a)	971	4,923
Consolidated Communications Holdings, Inc.	1,358	6,464
Frontier Communications Corp. (a)	1,889	1,638
IDT Corp. Class B (a)	76	800
Intelsat SA (a)	1,296	29,549
Iridium Communications, Inc. (a)	1,914	40,730
ORBCOMM, Inc. (a)	268	1,276
Pareteum Corp. (a)	1,133	1,462
Vonage Holdings Corp. (a)	1,414	15,978
WideOpenWest, Inc. (a)	470	2,895
		121,579
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A	984	10,529
Eros International PLC (a)	1,237	2,363
Gaia, Inc. Class A (a)	183	1,196
Marcus Corp.	437	16,173
Reading International, Inc. Class A (a)	311	3,720
Rosetta Stone, Inc. (a)	334	5,812
		39,793
Interactive Media & Services - 0.1%
Care.com, Inc. (a)	33	345
Cars.com, Inc. (a)	1,109	9,959
DHI Group, Inc. (a)	993	3,823
MeetMe, Inc. (a)	510	1,670
TrueCar, Inc. (a)	270	918
		16,715
Media - 1.4%
Cbdmd, Inc. (a)	178	705
Clear Channel Outdoor Holdings, Inc. (a)	689	1,736
comScore, Inc. (a)	876	1,673
Cumulus Media, Inc. (a)	279	4,057
Daily Journal Corp. (a)	22	5,446
E.W. Scripps Co. Class A	1,067	14,170
Emerald Expositions Events, Inc.	490	4,768
Entercom Communications Corp. Class A	2,389	7,979
Entravision Communication Corp. Class A	968	3,078
Fluent, Inc. (a)	37	101
Gannett Co., Inc.	2,045	21,963
Gray Television, Inc. (a)	1,050	17,136
Hemisphere Media Group, Inc. (a)	23	281
Lee Enterprises, Inc. (a)	1,060	2,162
Liberty Latin America Ltd.:
Class A (a)	905	15,448
Class C (a)	2,193	37,489
Marchex, Inc. Class B (a)	687	2,157
MSG Network, Inc. Class A (a)	1,133	18,377
National CineMedia, Inc.	1,055	8,651
New Media Investment Group, Inc.	1,163	10,246
Saga Communications, Inc. Class A	72	2,142
Scholastic Corp.	571	21,561
Tegna, Inc.	4,195	65,148
Tribune Publishing Co.	342	2,934
		269,408
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	355	4,239

TOTAL COMMUNICATION SERVICES		451,734

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 1.3%
Adient PLC	1,692	38,848
American Axle & Manufacturing Holdings, Inc. (a)	2,164	17,788
Cooper Tire & Rubber Co.	967	25,258
Cooper-Standard Holding, Inc. (a)	325	13,286
Dana, Inc.	2,782	40,172
Modine Manufacturing Co. (a)	945	10,745
Motorcar Parts of America, Inc. (a)	365	6,169
Standard Motor Products, Inc.	320	15,536
Stoneridge, Inc. (a)	453	14,029
Tenneco, Inc.	970	12,144
Visteon Corp. (a)	539	44,489
		238,464
Automobiles - 0.1%
REV Group, Inc.	434	4,961
Winnebago Industries, Inc.	177	6,788
		11,749
Distributors - 0.0%
Weyco Group, Inc.	117	2,645
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	1,091	41,556
American Public Education, Inc. (a)	302	6,747
Carriage Services, Inc.	314	6,418
Collectors Universe, Inc.	8	228
Houghton Mifflin Harcourt Co. (a)	1,989	10,601
K12, Inc. (a)	689	18,190
Laureate Education, Inc. Class A (a)	2,023	33,531
Regis Corp. (a)	513	10,373
Select Interior Concepts, Inc. (a)	290	3,761
Weight Watchers International, Inc. (a)	902	34,114
		165,519
Hotels, Restaurants & Leisure - 1.4%
BFC Financial Corp. Class A	1,300	6,071
Biglari Holdings, Inc. (a)	3	327
Bluegreen Vacations Corp.	134	1,249
Boyd Gaming Corp.	147	3,521
Brinker International, Inc.	173	7,382
Carrols Restaurant Group, Inc. (a)	622	5,156
Century Casinos, Inc. (a)	528	4,081
Chuy's Holdings, Inc. (a)	239	5,918
Del Taco Restaurants, Inc. (a)	574	5,869
Denny's Corp. (a)	275	6,260
Dine Brands Global, Inc.	127	9,634
Drive Shack, Inc. (a)	87	375
El Pollo Loco Holdings, Inc. (a)	400	4,384
Empire Resorts, Inc. (a)	41	395
Fiesta Restaurant Group, Inc. (a)	453	4,720
Golden Entertainment, Inc. (a)	158	2,100
Habit Restaurants, Inc. Class A (a)	251	2,194
Inspired Entertainment, Inc. (a)	13	93
International Speedway Corp. Class A	449	20,209
J. Alexanders Holdings, Inc. (a)	245	2,871
Jack in the Box, Inc.	421	38,362
Kura Sushi U.S.A., Inc. Class A (a)	29	569
Marriott Vacations Worldwide Corp.	679	70,351
Monarch Casino & Resort, Inc. (a)	44	1,834
Nathan's Famous, Inc.	32	2,299
Papa John's International, Inc.	45	2,356
Penn National Gaming, Inc. (a)	1,887	35,145
Potbelly Corp. (a)	391	1,705
RCI Hospitality Holdings, Inc.	178	3,681
Red Lion Hotels Corp. (a)	460	2,981
Red Robin Gourmet Burgers, Inc. (a)	248	8,248
Wingstop, Inc.	43	3,753
		264,093
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	186	2,846
Beazer Homes U.S.A., Inc. (a)	550	8,195
Century Communities, Inc. (a)	290	8,883
Ethan Allen Interiors, Inc.	461	8,805
Flexsteel Industries, Inc.	140	2,075
GoPro, Inc. Class A (a)	200	1,037
Green Brick Partners, Inc. (a)	432	4,622
Hooker Furniture Corp.	207	4,438
KB Home	1,321	44,914
La-Z-Boy, Inc.	502	16,862
Lifetime Brands, Inc.	225	1,991
M.D.C. Holdings, Inc.	959	41,333
M/I Homes, Inc. (a)	515	19,390
Meritage Homes Corp. (a)	699	49,175
Purple Innovation, Inc. (a)	54	407
Taylor Morrison Home Corp. (a)	1,753	45,473
TRI Pointe Homes, Inc. (a)	2,732	41,089
Tupperware Brands Corp.	945	14,997
Universal Electronics, Inc. (a)	24	1,222
William Lyon Homes, Inc. (a)	617	12,562
Zagg, Inc. (a)	492	3,085
		333,401
Internet & Direct Marketing Retail - 0.3%
Lands' End, Inc. (a)	210	2,382
Leaf Group Ltd. (a)	75	315
Liquidity Services, Inc. (a)	511	3,781
Overstock.com, Inc. (a)	441	4,670
PetMed Express, Inc.	263	4,739
Quotient Technology, Inc. (a)	1,294	10,119
Stamps.com, Inc. (a)	324	24,122
Stitch Fix, Inc. (a)	84	1,617
The RealReal, Inc.	250	5,590
The Rubicon Project, Inc. (a)	299	2,604
Waitr Holdings, Inc. (a)	915	1,176
		61,115
Leisure Products - 0.5%
Acushnet Holdings Corp.	686	18,110
American Outdoor Brands Corp. (a)	1,039	6,078
Callaway Golf Co.	1,810	35,132
Clarus Corp.	178	2,087
Escalade, Inc.	204	2,222
Johnson Outdoors, Inc. Class A	34	1,991
OneSpaWorld Holdings Ltd. (a)	884	13,729
Sturm, Ruger & Co., Inc.	26	1,086
Vista Outdoor, Inc. (a)	1,107	6,852
		87,287
Multiline Retail - 0.2%
Big Lots, Inc.	754	18,473
Dillard's, Inc. Class A	201	13,288
JC Penney Corp., Inc. (a)	6,189	5,501
		37,262
Specialty Retail - 2.7%
Aaron's, Inc. Class A	150	9,639
Abercrombie & Fitch Co. Class A	1,269	19,796
American Eagle Outfitters, Inc.	302	4,898
Armstrong Flooring, Inc. (a)	331	2,115
Ascena Retail Group, Inc. (a)	2,896	765
At Home Group, Inc. (a)	851	8,187
Barnes & Noble Education, Inc. (a)	784	2,446
Bed Bath & Beyond, Inc.	2,361	25,121
Caleres, Inc.	794	18,588
Chico's FAS, Inc.	2,224	8,963
Citi Trends, Inc.	211	3,861
Conn's, Inc. (a)	378	9,397
DSW, Inc. Class A	817	13,987
Express, Inc. (a)	1,257	4,324
GameStop Corp. Class A	1,715	9,467
Genesco, Inc. (a)	311	12,446
GNC Holdings, Inc. Class A (a)	1,579	3,379
Group 1 Automotive, Inc.	341	31,478
Guess?, Inc.	972	18,011
Haverty Furniture Companies, Inc.	339	6,872
Hibbett Sports, Inc. (a)	320	7,328
Hudson Ltd. (a)	730	8,957
Lithia Motors, Inc. Class A (sub. vtg.)	165	21,843
Lumber Liquidators Holdings, Inc. (a)	443	4,372
MarineMax, Inc. (a)	381	5,898
Michaels Companies, Inc. (a)	1,654	16,193
Murphy U.S.A., Inc. (a)	486	41,456
Office Depot, Inc.	10,525	18,471
Party City Holdco, Inc. (a)	1,034	5,904
RH (a)	229	39,120
RTW Retailwinds, Inc. (a)	540	740
Sally Beauty Holdings, Inc. (a)	2,332	34,723
Shoe Carnival, Inc.	180	5,834
Signet Jewelers Ltd.	1,004	16,827
Sleep Number Corp. (a)	44	1,818
Sonic Automotive, Inc. Class A (sub. vtg.)	472	14,826
Sportsman's Warehouse Holdings, Inc. (a)	791	4,097
Tailored Brands, Inc.	93	409
The Buckle, Inc.	550	11,330
The Cato Corp. Class A (sub. vtg.)	427	7,519
The Container Store Group, Inc. (a)	294	1,299
Tile Shop Holdings, Inc.	722	2,303
Tilly's, Inc.	408	3,852
Winmark Corp.	29	5,115
Zumiez, Inc. (a)	380	12,037
		506,011
Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	206	3,358
Delta Apparel, Inc. (a)	115	2,731
Fossil Group, Inc. (a)	891	11,146
G-III Apparel Group Ltd. (a)	874	22,523
J.Jill, Inc.	284	540
Kontoor Brands, Inc.	650	22,815
Movado Group, Inc.	306	7,607
Oxford Industries, Inc.	198	14,197
Rocky Brands, Inc.	133	4,420
Superior Group of Companies, Inc.	161	2,595
Unifi, Inc. (a)	277	6,072
Vera Bradley, Inc. (a)	396	4,000
Vince Holding Corp. (a)	62	1,177
Wolverine World Wide, Inc.	835	23,597
		126,778

TOTAL CONSUMER DISCRETIONARY		1,834,324

CONSUMER STAPLES - 2.6%
Beverages - 0.0%
Craft Brew Alliance, Inc. (a)	199	1,630
Food & Staples Retailing - 0.7%
Andersons, Inc.	613	13,750
BJ's Wholesale Club Holdings, Inc. (a)	1,412	36,528
Ingles Markets, Inc. Class A	276	10,725
Natural Grocers by Vitamin Cottage, Inc. (a)	174	1,738
PriceSmart, Inc.	398	28,298
Rite Aid Corp. (a)	1,037	7,207
SpartanNash Co.	685	8,104
United Natural Foods, Inc. (a)	1,024	11,796
Village Super Market, Inc. Class A	154	4,073
Weis Markets, Inc.	183	6,980
		129,199
Food Products - 1.3%
Alico, Inc.	79	2,688
B&G Foods, Inc. Class A	1,127	21,312
Cal-Maine Foods, Inc.	608	24,293
Darling International, Inc. (a)	3,162	60,489
Dean Foods Co.	1,587	1,841
Farmer Brothers Co. (a)	208	2,694
Fresh Del Monte Produce, Inc.	599	20,432
Hostess Brands, Inc. Class A (a)	2,301	32,179
Lancaster Colony Corp.	100	13,865
Landec Corp. (a)	463	5,033
Limoneira Co.	207	3,801
Sanderson Farms, Inc.	61	9,231
Seneca Foods Corp. Class A (a)	130	4,053
The Simply Good Foods Co. (a)	1,369	39,687
Tootsie Roll Industries, Inc.	34	1,263
		242,861
Household Products - 0.2%
Central Garden & Pet Co. (a)	218	6,372
Central Garden & Pet Co. Class A (non-vtg.) (a)	795	22,041
Oil-Dri Corp. of America	99	3,372
		31,785
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	1,045	33,952
elf Beauty, Inc. (a)	424	7,424
Nature's Sunshine Products, Inc. (a)	160	1,326
Revlon, Inc. (a)	22	517
		43,219
Tobacco - 0.2%
Pyxus International, Inc. (a)	163	2,132
Universal Corp.	474	25,980
Vector Group Ltd.	126	1,501
		29,613

TOTAL CONSUMER STAPLES		478,307

ENERGY - 5.8%
Energy Equipment & Services - 1.6%
Archrock, Inc.	2,488	24,805
C&J Energy Services, Inc. (a)	1,286	13,799
Diamond Offshore Drilling, Inc. (a)	1,237	6,878
Dril-Quip, Inc. (a)	700	35,126
Era Group, Inc. (a)	379	4,002
Exterran Corp. (a)	584	7,627
Forum Energy Technologies, Inc. (a)	1,556	2,412
Frank's International NV (a)	2,073	9,847
FTS International, Inc. (a)	334	748
Geospace Technologies Corp. (a)	254	3,904
Helix Energy Solutions Group, Inc. (a)	2,744	22,117
Independence Contract Drilling, Inc. (a)	885	1,062
KLX Energy Services Holdings, Inc. (a)	404	3,493
Liberty Oilfield Services, Inc. Class A	714	7,733
Mammoth Energy Services, Inc.	275	682
Matrix Service Co. (a)	504	8,639
McDermott International, Inc. (a)	3,479	7,028
Nabors Industries Ltd.	6,830	12,772
Natural Gas Services Group, Inc. (a)	236	3,023
NCS Multistage Holdings, Inc. (a)	239	478
Newpark Resources, Inc. (a)	1,731	13,190
Noble Corp. (a)	4,734	6,012
Oceaneering International, Inc. (a)	1,916	25,962
Oil States International, Inc. (a)	1,166	15,508
Pacific Drilling SA (a)	581	2,272
Parker Drilling Co. (a)	178	3,368
RigNet, Inc. (a)	30	233
RPC, Inc.	1,120	6,283
SEACOR Holdings, Inc. (a)	336	15,816
SEACOR Marine Holdings, Inc. (a)	381	4,789
Seadrill Ltd. (a)	1,066	2,239
Smart Sand, Inc. (a)	410	1,160
TETRA Technologies, Inc. (a)	2,333	4,689
Tidewater, Inc. (a)	732	11,061
U.S. Silica Holdings, Inc.	1,422	13,594
U.S. Well Services, Inc. (a)	51	112
		302,463
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corp. (a)	2,944	1,494
Amplify Energy Corp. New	247	1,524
Arch Coal, Inc.	315	23,373
Ardmore Shipping Corp. (a)	504	3,372
Berry Petroleum Corp.	1,219	11,410
Bonanza Creek Energy, Inc. (a)	361	8,083
Brigham Minerals, Inc. Class A	87	1,731
California Resources Corp. (a)	924	9,425
Callon Petroleum Co. (a)	4,429	19,222
Carrizo Oil & Gas, Inc. (a)	1,721	14,775
Chaparral Energy, Inc. Class A (a)	612	820
Clean Energy Fuels Corp. (a)	2,532	5,229
CNX Resources Corp. (a)	3,604	26,165
Comstock Resources, Inc. (a)	294	2,290
CONSOL Energy, Inc. (a)	514	8,034
Contura Energy, Inc. (a)	362	10,122
CVR Energy, Inc.	335	14,750
Delek U.S. Holdings, Inc.	1,450	52,635
Denbury Resources, Inc. (a)	9,082	10,808
DHT Holdings, Inc.	1,687	10,375
Diamond S Shipping, Inc. (a)	428	4,717
Dorian LPG Ltd. (a)	414	4,289
Earthstone Energy, Inc. (a)	350	1,138
Energy Fuels, Inc. (a)	1,717	3,318
Evolution Petroleum Corp.	68	397
Extraction Oil & Gas, Inc. (a)	1,635	4,807
Falcon Minerals Corp.	629	3,617
GasLog Ltd.	276	3,547
Golar LNG Ltd.	1,693	21,992
Goodrich Petroleum Corp. (a)	64	680
Green Plains, Inc.	696	7,374
Gulfport Energy Corp. (a)	3,047	8,257
Hallador Energy Co.	390	1,412
Highpoint Resources, Inc. (a)	2,174	3,457
International Seaways, Inc. (a)	480	9,245
Isramco, Inc. (a)	1	123
Jagged Peak Energy, Inc. (a)	455	3,303
Laredo Petroleum, Inc. (a)	3,437	8,283
Magnolia Oil & Gas Corp. Class A (a)	1,963	21,789
Matador Resources Co. (a)	1,936	32,002
Montage Resources Corp. (a)	420	1,588
NACCO Industries, Inc. Class A	69	4,410
National Energy Services Reunited Corp. (a)	456	3,046
Nine Energy Service, Inc. (a)	305	1,882
Nordic American Tanker Shipping Ltd.	2,629	5,679
Northern Oil & Gas, Inc. (a)	5,660	11,094
Oasis Petroleum, Inc. (a)	6,172	21,355
Overseas Shipholding Group, Inc. (a)	1,284	2,247
Panhandle Royalty Co. Class A	288	4,026
Par Pacific Holdings, Inc. (a)	686	15,682
PDC Energy, Inc. (a)	1,213	33,661
Peabody Energy Corp.	1,325	19,504
Penn Virginia Corp. (a)	259	7,529
PrimeEnergy Corp. (a)	4	460
QEP Resources, Inc.	4,642	17,175
Ramaco Resources, Inc. (a)	144	538
Renewable Energy Group, Inc. (a)	715	10,729
Rex American Resources Corp. (a)	111	8,473
Ring Energy, Inc. (a)	643	1,055
Roan Resources, Inc. (a)	695	855
SandRidge Energy, Inc. (a)	587	2,759
Scorpio Tankers, Inc.	838	24,939
SemGroup Corp. Class A	1,537	25,115
Ship Finance International Ltd. (NY Shares)	1,569	22,029
SilverBow Resources, Inc. (a)	125	1,211
SM Energy Co.	2,170	21,027
Southwestern Energy Co. (a)	10,516	20,296
SRC Energy, Inc. (a)	4,683	21,823
Talos Energy, Inc. (a)	383	7,786
Teekay Corp.	1,290	5,160
Teekay Tankers Ltd. (a)	3,579	4,653
Unit Corp. (a)	1,007	3,404
W&T Offshore, Inc. (a)	1,789	7,818
Whiting Petroleum Corp. (a)	1,760	14,133
World Fuel Services Corp.	1,244	49,685
		782,210

TOTAL ENERGY		1,084,673

FINANCIALS - 30.4%
Banks - 18.4%
1st Constitution Bancorp	148	2,775
1st Source Corp.	276	12,621
ACNB Corp.	130	4,459
Allegiance Bancshares, Inc. (a)	380	12,194
Amalgamated Bank	274	4,389
American National Bankshares, Inc.	213	7,555
Ameris Bancorp	995	40,039
Ames National Corp.	179	5,121
Arrow Financial Corp.	244	8,147
Atlantic Capital Bancshares, Inc. (a)	401	6,953
Banc of California, Inc.	876	12,387
BancFirst Corp.	362	20,062
Bancorp, Inc., Delaware (a)	982	9,722
BancorpSouth Bank	1,843	54,571
Bank First National Corp.	5	331
Bank of Commerce Holdings	325	3,539
Bank of Marin Bancorp	262	10,870
Bank7 Corp.	62	1,166
BankFinancial Corp.	263	3,130
Bankwell Financial Group, Inc.	124	3,410
Banner Corp.	657	36,904
Bar Harbor Bankshares	293	7,304
BayCom Corp. (a)	129	2,930
BCB Bancorp, Inc.	264	3,390
Berkshire Hills Bancorp, Inc.	895	26,215
Boston Private Financial Holdings, Inc.	1,607	18,730
Bridge Bancorp, Inc.	311	9,193
Bridgewater Bancshares, Inc. (a)	429	5,122
Brookline Bancorp, Inc., Delaware	1,514	22,301
Bryn Mawr Bank Corp.	388	14,166
Business First Bancshares, Inc.	235	5,734
Byline Bancorp, Inc. (a)	445	7,957
C & F Financial Corp.	64	3,370
Cadence Bancorp Class A	2,426	42,552
Cambridge Bancorp	60	4,501
Camden National Corp.	299	12,953
Capital Bancorp, Inc.	148	2,016
Capital City Bank Group, Inc.	265	7,274
Capstar Financial Holdings, Inc.	291	4,825
Carolina Financial Corp.	409	14,536
Carter Bank & Trust (a)	430	8,123
Cathay General Bancorp	1,476	51,269
CBTX, Inc.	342	9,535
Centerstate Banks of Florida, Inc.	2,398	57,516
Central Pacific Financial Corp.	498	14,143
Central Valley Community Bancorp	215	4,375
Century Bancorp, Inc. Class A (non-vtg.)	46	4,030
Chemung Financial Corp.	68	2,856
Citizens & Northern Corp.	229	6,018
City Holding Co.	283	21,579
Civista Bancshares, Inc.	293	6,367
CNB Financial Corp., Pennsylvania	263	7,548
Coastal Financial Corp. of Washington (a)	58	876
Codorus Valley Bancorp, Inc.	171	3,977
Colony Bankcorp, Inc.	136	2,088
Columbia Banking Systems, Inc.	1,419	52,361
Community Bank System, Inc.	978	60,333
Community Bankers Trust Corp.	419	3,603
Community Financial Corp.	93	3,113
Community Trust Bancorp, Inc.	304	12,944
ConnectOne Bancorp, Inc.	485	10,767
CrossFirst Bankshares, Inc. (a)	113	1,616
Customers Bancorp, Inc. (a)	540	11,200
CVB Financial Corp.	2,567	53,573
DNB Financial Corp.	66	2,938
Eagle Bancorp, Inc.	614	27,397
Enterprise Bancorp, Inc.	172	5,157
Enterprise Financial Services Corp.	478	19,479
Equity Bancshares, Inc. (a)	292	7,829
Esquire Financial Holdings, Inc. (a)	75	1,860
Evans Bancorp, Inc.	92	3,441
Farmers & Merchants Bancorp, Inc.	194	5,036
Farmers National Banc Corp.	508	7,356
Fidelity D & D Bancorp, Inc.	32	1,992
Financial Institutions, Inc.	295	8,903
First Bancorp, North Carolina	568	20,391
First Bancorp, Puerto Rico	4,133	41,247
First Bancshares, Inc.	317	10,239
First Bank Hamilton New Jersey	312	3,379
First Busey Corp.	1,005	25,406
First Business Finance Services, Inc.	156	3,756
First Capital, Inc.	56	3,238
First Choice Bancorp	201	4,285
First Commonwealth Financial Corp.	1,893	25,139
First Community Bankshares, In	302	9,776
First Financial Bancorp, Ohio	1,881	46,037
First Financial Corp., Indiana	233	10,129
First Financial Northwest, Inc.	146	2,158
First Foundation, Inc.	510	7,790
First Guaranty Bancshares, Inc.	87	1,926
First Internet Bancorp	181	3,875
First Interstate Bancsystem, Inc.	727	29,254
First Merchants Corp.	1,056	39,743
First Mid-Illinois Bancshares, Inc.	277	9,590
First Midwest Bancorp, Inc., Delaware	2,052	39,973
First Northwest Bancorp	171	2,962
First of Long Island Corp.	459	10,442
Flushing Financial Corp.	527	10,648
FNCM Bancorp, Inc.	326	2,546
Franklin Financial Network, Inc.	249	7,522
Franklin Financial Services Corp.	80	2,844
Fulton Financial Corp.	3,123	50,530
FVCBankcorp, Inc.	226	3,969
German American Bancorp, Inc.	481	15,416
Glacier Bancorp, Inc.	1,429	57,817
Great Southern Bancorp, Inc.	216	12,301
Great Western Bancorp, Inc.	1,104	36,432
Guaranty Bancshares, Inc. Texas	152	4,650
Hancock Whitney Corp.	1,739	66,595
Hanmi Financial Corp.	528	9,916
HarborOne Bancorp, Inc.	265	2,667
Hawthorn Bancshares, Inc.	108	2,574
Heartland Financial U.S.A., Inc.	674	30,155
Heritage Commerce Corp.	712	8,370
Heritage Financial Corp., Washington	711	19,169
Hilltop Holdings, Inc.	1,378	32,920
Home Bancshares, Inc.	2,992	56,235
HomeTrust Bancshares, Inc.	216	5,631
Hope Bancorp, Inc.	2,331	33,427
Horizon Bancorp, Inc. Indiana	711	12,343
Howard Bancorp, Inc. (a)	241	4,022
IBERIABANK Corp.	1,004	75,842
Independent Bank Corp.	303	6,458
Independent Bank Corp., Massachusetts	581	43,372
Independent Bank Group, Inc.	521	27,410
International Bancshares Corp.	1,073	41,439
Investar Holding Corp.	126	2,999
Investors Bancorp, Inc.	4,429	50,313
Lakeland Bancorp, Inc.	951	14,674
Lakeland Financial Corp.	130	5,717
LCNB Corp.	235	4,169
LegacyTexas Financial Group, Inc.	561	24,420
Live Oak Bancshares, Inc.	498	9,014
Luther Burbank Corp.	401	4,543
Macatawa Bank Corp.	499	5,185
Mackinac Financial Corp.	171	2,644
Mainstreet Bancshares, Inc. (a)	140	2,947
Malvern Bancorp, Inc. (a)	119	2,598
Mercantil Bank Holding Corp. Class A	371	7,780
Mercantile Bank Corp.	305	10,004
Merchants Bancorp/IN	165	2,729
Metropolitan Bank Holding Corp. (a)	134	5,270
Mid Penn Bancorp, Inc.	131	3,358
Midland States Bancorp, Inc.	388	10,107
MidWestOne Financial Group, Inc.	227	6,928
MutualFirst Financial, Inc.	110	3,467
MVB Financial Corp.	176	3,494
National Bank Holdings Corp.	388	13,266
National Bankshares, Inc.	122	4,886
NBT Bancorp, Inc.	822	30,077
Nicolet Bankshares, Inc. (a)	160	10,651
Northeast Bank	125	2,771
Northrim Bancorp, Inc.	127	5,038
Norwood Financial Corp.	109	3,445
Oak Valley Bancorp Oakdale California	121	2,029
OFG Bancorp	979	21,440
Ohio Valley Banc Corp.	78	2,846
Old Line Bancshares, Inc.	291	8,442
Old National Bancorp, Indiana	3,288	56,570
Old Second Bancorp, Inc.	554	6,770
OP Bancorp	239	2,337
Opus Bank	417	9,078
Origin Bancorp, Inc.	371	12,518
Orrstown Financial Services, Inc.	203	4,446
Pacific City Financial Corp.	238	3,915
Pacific Mercantile Bancorp (a)	380	2,854
Pacific Premier Bancorp, Inc.	1,142	35,619
Park National Corp.	256	24,271
Parke Bancorp, Inc.	168	3,733
PCSB Financial Corp.	279	5,577
Peapack-Gladstone Financial Corp.	372	10,427
Penns Woods Bancorp, Inc.	85	3,931
People's Utah Bancorp	278	7,865
Peoples Bancorp of North Carolina	86	2,555
Peoples Bancorp, Inc.	353	11,229
Peoples Financial Services Corp.	136	6,159
Preferred Bank, Los Angeles	186	9,743
Premier Financial Bancorp, Inc.	253	4,344
QCR Holdings, Inc.	283	10,748
Red River Bancshares, Inc.	14	607
Reliant Bancorp, Inc.	177	4,244
Renasant Corp.	1,101	38,546
Republic Bancorp, Inc., Kentucky Class A	184	7,995
Republic First Bancorp, Inc. (a)	851	3,574
Richmond Mutual Bancorp., Inc. (a)	231	3,232
S&T Bancorp, Inc.	653	23,854
Sandy Spring Bancorp, Inc.	678	22,855
SB One Bancorp	154	3,474
Seacoast Banking Corp., Florida (a)	818	20,704
Select Bancorp, Inc. New (a)	308	3,573
ServisFirst Bancshares, Inc.	177	5,868
Shore Bancshares, Inc.	239	3,683
Sierra Bancorp	284	7,543
Simmons First National Corp. Class A	1,754	43,675
SmartFinancial, Inc. (a)	244	5,083
South Plains Financial, Inc.	66	1,076
South State Corp.	652	49,096
Southern First Bancshares, Inc. (a)	134	5,340
Southern National Bancorp of Virginia, Inc.	377	5,802
Southside Bancshares, Inc.	621	21,182
Spirit of Texas Bancshares, Inc. (a)	259	5,581
Stock Yards Bancorp, Inc.	315	11,557
Summit Financial Group, Inc.	210	5,376
The Bank of NT Butterfield & Son Ltd.	711	21,074
The Bank of Princeton	110	3,197
The First Bancorp, Inc.	207	5,690
Tompkins Financial Corp.	280	22,716
TowneBank	1,285	35,729
Trico Bancshares	517	18,767
TriState Capital Holdings, Inc. (a)	348	7,322
Triumph Bancorp, Inc. (a)	240	7,654
Trustmark Corp.	1,238	42,228
UMB Financial Corp.	853	55,087
Union Bankshares Corp.	1,569	58,437
Union Bankshares, Inc.	57	1,799
United Bankshares, Inc., West Virginia	1,874	70,968
United Community Bank, Inc.	1,388	39,350
United Security Bancshares, California	261	2,746
Unity Bancorp, Inc.	141	3,123
Univest Corp. of Pennsylvania	559	14,260
Valley National Bancorp	6,241	67,840
Veritex Holdings, Inc.	707	17,155
Washington Trust Bancorp, Inc.	295	14,251
WesBanco, Inc.	1,017	38,005
West Bancorp., Inc.	256	5,565
Westamerica Bancorp.	409	25,432
		3,414,422
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc.	448	12,652
Assetmark Financial Holdings, Inc. (a)	142	3,699
Associated Capital Group, Inc.	39	1,388
B. Riley Financial, Inc.	389	9,188
Blucora, Inc. (a)	261	5,648
BrightSphere Investment Group, Inc.	1,335	13,230
Cowen Group, Inc. Class A (a)	303	4,663
Diamond Hill Investment Group, Inc.	8	1,105
Donnelley Financial Solutions, Inc. (a)	595	7,330
Gain Capital Holdings, Inc.	355	1,874
GAMCO Investors, Inc. Class A	13	254
GTY Govtech, Inc. (a)	772	4,840
INTL FCStone, Inc. (a)	309	12,688
Ladenburg Thalmann Financial Services, Inc.	192	455
Moelis & Co. Class A	166	5,453
Och-Ziff Capital Management Group LLC Class A	150	2,922
Oppenheimer Holdings, Inc. Class A (non-vtg.)	183	5,501
Piper Jaffray Companies	266	20,078
PJT Partners, Inc.	175	7,123
Stifel Financial Corp.	1,303	74,766
Virtus Investment Partners, Inc.	111	12,273
Waddell & Reed Financial, Inc. Class A	1,392	23,915
Westwood Holdings Group, Inc.	157	4,344
WisdomTree Investments, Inc.	1,581	8,261
		243,650
Consumer Finance - 0.6%
Elevate Credit, Inc. (a)	135	568
Encore Capital Group, Inc. (a)	598	19,928
Enova International, Inc. (a)	214	4,441
EZCORP, Inc. (non-vtg.) Class A (a)	971	6,268
Green Dot Corp. Class A (a)	154	3,889
LendingClub Corp. (a)	1,278	16,716
Medallion Financial Corp. (a)	406	2,598
Nelnet, Inc. Class A	346	22,006
PRA Group, Inc. (a)	872	29,465
Regional Management Corp. (a)	84	2,365
World Acceptance Corp. (a)	50	6,376
		114,620
Diversified Financial Services - 0.7%
Banco Latinoamericano de Comercio Exterior SA Series E	598	11,924
Cannae Holdings, Inc. (a)	1,305	35,848
Columbia Financial, Inc. (a)	1,022	16,137
FB Financial Corp.	170	6,384
FGL Holdings Class A	2,813	22,448
GWG Holdings, Inc.	11	110
Level One Bancorp, Inc.	101	2,436
Marlin Business Services Corp.	119	2,998
On Deck Capital, Inc. (a)	1,282	4,308
Pennymac Financial Services, Inc.	402	12,213
Rafael Holdings, Inc. (a)	197	4,129
RBB Bancorp	311	6,124
		125,059
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	876	17,126
American Equity Investment Life Holding Co.	1,741	42,132
Amerisafe, Inc.	368	24,328
Argo Group International Holdings, Ltd.	628	44,111
Citizens, Inc. Class A (a)	943	6,478
CNO Financial Group, Inc.	3,016	47,743
Crawford & Co. Class A	41	446
Donegal Group, Inc. Class A	198	2,903
Employers Holdings, Inc.	607	26,453
Enstar Group Ltd. (a)	182	34,565
FBL Financial Group, Inc. Class A	189	11,247
Fednat Holding Co.	96	1,343
Genworth Financial, Inc. Class A	9,761	42,948
Global Indemnity Ltd.	133	3,321
Greenlight Capital Re, Ltd. (a)	548	5,754
Hallmark Financial Services, Inc. (a)	259	4,955
HCI Group, Inc.	118	4,961
Heritage Insurance Holdings, Inc.	455	6,802
Horace Mann Educators Corp.	797	36,925
Independence Holding Co.	93	3,589
Investors Title Co.	23	3,682
James River Group Holdings Ltd.	297	15,218
MBIA, Inc. (a)	1,403	12,950
National General Holdings Corp.	525	12,086
National Western Life Group, Inc.	44	11,808
NI Holdings, Inc. (a)	184	3,154
ProAssurance Corp.	1,027	41,357
ProSight Global, Inc.	99	1,917
Protective Insurance Corp. Class B	185	3,228
Safety Insurance Group, Inc.	284	28,778
Selective Insurance Group, Inc.	613	46,091
State Auto Financial Corp.	312	10,106
Stewart Information Services Corp.	452	17,533
Third Point Reinsurance Ltd. (a)	1,436	14,346
Tiptree, Inc.	467	3,400
United Fire Group, Inc.	373	17,524
United Insurance Holdings Corp.	389	5,442
Universal Insurance Holdings, Inc.	392	11,756
Watford Holdings Ltd. (a)	393	10,591
		639,097
Mortgage Real Estate Investment Trusts - 2.6%
AG Mortgage Investment Trust, Inc.	618	9,363
Anworth Mortgage Asset Corp.	2,018	6,659
Apollo Commercial Real Estate Finance, Inc.	2,961	56,762
Ares Commercial Real Estate Corp.	515	7,843
Arlington Asset Investment Corp.	730	4,008
Armour Residential REIT, Inc.	1,126	18,861
Blackstone Mortgage Trust, Inc.	2,416	86,614
Capstead Mortgage Corp.	1,828	13,436
Cherry Hill Mortgage Investment Corp.	296	3,878
Dynex Capital, Inc.	488	7,213
Ellington Financial LLC	582	10,517
Exantas Capital Corp.	581	6,606
Granite Point Mortgage Trust, Inc.	1,050	19,677
Great Ajax Corp.	311	4,821
Invesco Mortgage Capital, Inc.	2,766	42,347
KKR Real Estate Finance Trust, Inc.	489	9,550
Ladder Capital Corp. Class A	1,994	34,436
New York Mortgage Trust, Inc.	4,505	27,435
Orchid Island Capital, Inc.	1,216	6,992
PennyMac Mortgage Investment Trust	1,670	37,124
Redwood Trust, Inc.	1,863	30,572
TPG RE Finance Trust, Inc.	955	18,947
Western Asset Mortgage Capital Corp.	992	9,573
ZAIS Financial Corp.	613	9,759
		482,993
Thrifts & Mortgage Finance - 3.4%
Axos Financial, Inc. (a)	411	11,364
Capitol Federal Financial, Inc.	2,545	35,070
Dime Community Bancshares, Inc.	621	13,296
Entegra Financial Corp. (a)	118	3,545
ESSA Bancorp, Inc.	173	2,841
Essent Group Ltd.	912	43,475
Farmer Mac Class C (non-vtg.)	123	10,044
First Defiance Financial Corp.	370	10,717
Flagstar Bancorp, Inc.	554	20,692
FS Bancorp, Inc.	66	3,465
Greene County Bancorp, Inc.	7	192
Hingham Institution for Savings	14	2,646
Home Bancorp, Inc.	157	6,121
HomeStreet, Inc. (a)	436	11,912
Kearny Financial Corp.	1,089	14,201
Meridian Bancorp, Inc. Maryland	805	15,094
Meta Financial Group, Inc.	284	9,261
MMA Capital Management, LLC (a)	97	2,910
Northfield Bancorp, Inc.	852	13,683
Northwest Bancshares, Inc.	1,933	31,682
OceanFirst Financial Corp.	981	23,152
Ocwen Financial Corp. (a)	2,546	4,786
Oritani Financial Corp.	765	13,537
PDL Community Bancorp (a)	157	2,207
Pioneer Bancorp, Inc. (a)	190	2,373
Provident Bancorp, Inc. (a)	75	1,802
Provident Financial Holdings, Inc.	107	2,220
Provident Financial Services, Inc.	1,191	29,215
Prudential Bancorp, Inc.	161	2,739
Radian Group, Inc.	3,933	89,830
Riverview Bancorp, Inc.	412	3,041
Southern Missouri Bancorp, Inc.	143	5,209
Sterling Bancorp, Inc.	323	3,152
Territorial Bancorp, Inc.	145	4,144
Timberland Bancorp, Inc.	143	3,933
Trustco Bank Corp., New York	1,855	15,118
United Community Financial Corp.	773	8,333
United Financial Bancorp, Inc. New	985	13,426
Walker & Dunlop, Inc.	471	26,343
Washington Federal, Inc.	1,523	56,336
Waterstone Financial, Inc.	424	7,284
Westfield Financial, Inc.	463	4,412
WMI Holdings Corp. (a)	752	7,986
WSFS Financial Corp.	1,016	44,806
		637,595

TOTAL FINANCIALS		5,657,436

HEALTH CARE - 4.9%
Biotechnology - 1.8%
Abeona Therapeutics, Inc. (a)	619	1,399
Acceleron Pharma, Inc. (a)	146	5,768
Achillion Pharmaceuticals, Inc. (a)	2,653	9,551
Acorda Therapeutics, Inc. (a)	895	2,569
Adamas Pharmaceuticals, Inc. (a)	430	2,199
ADMA Biologics, Inc. (a)	98	436
Aduro Biotech, Inc. (a)	187	198
Aeglea BioTherapeutics, Inc. (a)	421	3,237
Affimed NV (a)	167	491
Akebia Therapeutics, Inc. (a)	2,253	8,832
Akero Therapeutics, Inc. (a)	17	387
Aldeyra Therapeutics, Inc. (a)	133	701
AMAG Pharmaceuticals, Inc. (a)	641	7,404
AnaptysBio, Inc. (a)	70	2,449
Anika Therapeutics, Inc. (a)	256	14,052
Arcus Biosciences, Inc. (a)	641	5,833
Ardelyx, Inc. (a)	910	4,277
Arena Pharmaceuticals, Inc. (a)	197	9,017
ArQule, Inc. (a)	198	1,420
Assembly Biosciences, Inc. (a)	392	3,853
Atreca, Inc.	25	306
Avid Bioservices, Inc. (a)	66	350
BioCryst Pharmaceuticals, Inc. (a)	312	894
BioTime, Inc.	1,985	1,945
Bridgebio Pharma, Inc.	86	1,846
Calithera Biosciences, Inc. (a)	749	2,314
CareDx, Inc. (a)	46	1,040
CASI Pharmaceuticals, Inc. (a)	97	324
Cel-Sci Corp. (a)	56	501
Cellular Biomedicine Group, Inc. (a)	55	817
Chimerix, Inc. (a)	907	2,131
Coherus BioSciences, Inc. (a)	704	14,263
Concert Pharmaceuticals, Inc. (a)	397	2,334
Constellation Pharmaceuticals, Inc. (a)	24	155
Cortexyme, Inc.	2	50
Cytokinetics, Inc. (a)	92	1,047
Dynavax Technologies Corp. (a)	171	611
Enochian Biosciences, Inc. (a)	32	176
Epizyme, Inc. (a)	418	4,312
Evelo Biosciences, Inc. (a)	194	1,183
FibroGen, Inc. (a)	152	5,621
Five Prime Therapeutics, Inc. (a)	643	2,492
Geron Corp. (a)	3,370	4,482
Gossamer Bio, Inc.	375	6,296
Gritstone Oncology, Inc.	360	3,109
Harpoon Therapeutics, Inc.	84	1,147
ImmunoGen, Inc. (a)	1,208	2,923
Immunomedics, Inc. (a)	330	4,376
Intellia Therapeutics, Inc. (a)	204	2,723
Intrexon Corp. (a)	1,054	6,029
Jounce Therapeutics, Inc. (a)	299	996
Karuna Therapeutics, Inc. (a)	17	277
Kezar Life Sciences, Inc. (a)	265	869
Kiniksa Pharmaceuticals Ltd. (a)	23	196
Ligand Pharmaceuticals, Inc. Class B (a)	301	29,962
Macrogenics, Inc. (a)	486	6,201
Menlo Therapeutics, Inc. (a)	286	1,281
Minerva Neurosciences, Inc. (a)	93	721
Molecular Templates, Inc. (a)	127	837
Myriad Genetics, Inc. (a)	1,196	34,241
Neon Therapeutics, Inc. (a)	264	454
NextCure, Inc.	5	154
Novavax, Inc. (a)	302	1,516
Opko Health, Inc. (a)	6,961	14,548
PDL BioPharma, Inc. (a)	2,289	4,944
Polarityte, Inc. (a)	256	827
Prevail Therapeutics, Inc.	28	344
Principia Biopharma, Inc.	13	367
Protagonist Therapeutics, Inc. (a)	124	1,489
Prothena Corp. PLC (a)	791	6,201
Rigel Pharmaceuticals, Inc. (a)	259	484
Sangamo Therapeutics, Inc. (a)	668	6,045
Solid Biosciences, Inc. (a)	325	3,361
Spectrum Pharmaceuticals, Inc. (a)	172	1,427
Stoke Therapeutics, Inc.	35	752
Synlogic, Inc. (a)	287	657
Synthorx, Inc.	21	342
TCR2 Therapeutics, Inc.	197	2,961
TG Therapeutics, Inc. (a)	156	876
The Medicines Company (a)	978	48,900
TransMedics Group, Inc.	17	404
UNITY Biotechnology, Inc. (a)	151	921
VBI Vaccines, Inc. (a)	73	34
Viking Therapeutics, Inc. (a)	1,135	7,809
		341,268
Health Care Equipment & Supplies - 0.7%
Alphatec Holdings, Inc. (a)	76	382
Angiodynamics, Inc. (a)	713	13,133
Avanos Medical, Inc. (a)	916	34,313
Bovie Medical Corp. (a)	561	3,798
Cerus Corp. (a)	311	1,603
electroCore, Inc. (a)	231	506
Integer Holdings Corp. (a)	170	12,845
Invacare Corp.	648	4,860
LeMaitre Vascular, Inc.	46	1,572
LivaNova PLC (a)	199	14,684
Meridian Bioscience, Inc.	738	7,004
OraSure Technologies, Inc. (a)	1,165	8,703
Orthofix International NV (a)	82	4,348
Rockwell Medical Technologies, Inc. (a)	87	240
RTI Biologics, Inc. (a)	1,106	3,152
Seaspine Holdings Corp. (a)	297	3,626
Sientra, Inc. (a)	103	667
TransEnterix, Inc. (a)	1,132	702
Utah Medical Products, Inc.	10	958
Varex Imaging Corp. (a)	419	11,958
		129,054
Health Care Providers & Services - 0.9%
American Renal Associates Holdings, Inc. (a)	214	1,352
Avalon GloboCare Corp. (a)	85	159
BioScrip, Inc. (a)	2,088	6,682
Brookdale Senior Living, Inc. (a)	3,571	27,068
Castle Biosciences, Inc.	14	253
Community Health Systems, Inc. (a)	1,682	6,055
Cross Country Healthcare, Inc. (a)	602	6,201
Diplomat Pharmacy, Inc. (a)	1,115	5,464
Enzo Biochem, Inc. (a)	856	3,082
G1 Therapeutics, Inc. (a)	263	5,991
Hanger, Inc. (a)	591	12,045
Magellan Health Services, Inc. (a)	189	11,737
National Healthcare Corp.	235	19,235
Owens & Minor, Inc.	1,198	6,960
Patterson Companies, Inc.	1,614	28,761
Surgery Partners, Inc. (a)	401	2,961
Tenet Healthcare Corp. (a)	125	2,765
Tivity Health, Inc. (a)	920	15,300
Triple-S Management Corp.	445	5,963
		168,034
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,217	35,323
Computer Programs & Systems, Inc.	252	5,698
Evolent Health, Inc. (a)	1,094	7,866
Health Catalyst, Inc.	21	664
HealthStream, Inc. (a)	312	8,078
Livongo Health, Inc.	38	663
Phreesia, Inc.	26	630
		58,922
Life Sciences Tools & Services - 0.6%
Cambrex Corp. (a)	371	22,075
Luminex Corp.	817	16,871
Nanostring Technologies, Inc. (a)	63	1,360
Pacific Biosciences of California, Inc. (a)	250	1,290
Personalis, Inc. (a)	35	514
Syneos Health, Inc. (a)	1,114	59,276
		101,386
Pharmaceuticals - 0.6%
AcelRx Pharmaceuticals, Inc. (a)	1,035	2,277
Aclaris Therapeutics, Inc. (a)	531	573
Akorn, Inc. (a)	1,605	6,099
Assertio Therapeutics, Inc. (a)	1,172	1,500
BeyondSpring, Inc. (a)	13	235
Cara Therapeutics, Inc. (a)	99	1,810
Cyclerion Therapeutics, Inc. (a)	27	327
Eloxx Pharmaceuticals, Inc. (a)	64	289
Endo International PLC (a)	4,115	13,209
Eyepoint Pharmaceuticals, Inc. (a)	441	798
Fulcrum Therapeutics, Inc.	23	153
Intra-Cellular Therapies, Inc. (a)	418	3,122
Kala Pharmaceuticals, Inc. (a)	219	833
Lannett Co., Inc. (a)	606	6,787
Mallinckrodt PLC (a)	1,625	3,916
Mersana Therapeutics, Inc. (a)	706	1,115
Mirum Pharmaceuticals, Inc. (a)	25	252
Morphic Holding, Inc.	18	326
NGM Biopharmaceuticals, Inc.	12	166
Osmotica Pharmaceuticals PLC	139	534
Phibro Animal Health Corp. Class A	23	491
Prestige Brands Holdings, Inc. (a)	979	33,962
Reata Pharmaceuticals, Inc. (a)	223	17,905
resTORbio, Inc. (a)	267	2,360
Revance Therapeutics, Inc. (a)	131	1,703
Spero Therapeutics, Inc. (a)	196	2,078
Strongbridge Biopharma PLC (a)	691	1,651
Sutro Biopharma, Inc. (a)	161	1,463
TherapeuticsMD, Inc. (a)	387	1,405
Turning Point Therapeutics, Inc.	7	263
Verrica Pharmaceuticals, Inc. (a)	138	2,037
WAVE Life Sciences (a)	87	1,786
Xeris Pharmaceuticals, Inc. (a)	35	344
		111,769

TOTAL HEALTH CARE		910,433

INDUSTRIALS - 12.6%
Aerospace & Defense - 0.8%
AAR Corp.	645	26,580
Aerojet Rocketdyne Holdings, Inc. (a)	418	21,113
Cubic Corp.	509	35,849
Ducommun, Inc. (a)	170	7,208
Maxar Technologies, Inc.	1,158	8,801
Moog, Inc. Class A	81	6,571
National Presto Industries, Inc.	87	7,751
Park Aerospace Corp.	358	6,286
Triumph Group, Inc.	722	16,519
Vectrus, Inc. (a)	215	8,740
Wesco Aircraft Holdings, Inc. (a)	747	8,224
		153,642
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	448	11,303
Echo Global Logistics, Inc. (a)	522	11,823
Hub Group, Inc. Class A (a)	623	28,970
		52,096
Airlines - 0.5%
Hawaiian Holdings, Inc.	907	23,818
Mesa Air Group, Inc. (a)	216	1,457
SkyWest, Inc.	965	55,391
Spirit Airlines, Inc. (a)	281	10,200
		90,866
Building Products - 0.7%
Apogee Enterprises, Inc.	77	3,002
Builders FirstSource, Inc. (a)	151	3,107
Caesarstone Sdot-Yam Ltd.	433	7,192
Continental Building Products, Inc. (a)	357	9,743
COVIA Corp. (a)	773	1,561
Gibraltar Industries, Inc. (a)	624	28,667
GMS, Inc. (a)	345	9,908
Griffon Corp.	708	14,847
Insteel Industries, Inc.	354	7,268
Jeld-Wen Holding, Inc. (a)	140	2,701
Masonite International Corp. (a)	25	1,450
NCI Building Systems, Inc. (a)	870	5,264
Patrick Industries, Inc. (a)	149	6,389
PGT, Inc. (a)	554	9,568
Quanex Building Products Corp.	644	11,644
Universal Forest Products, Inc.	127	5,065
		127,376
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	1,284	46,635
ACCO Brands Corp.	1,872	18,477
ADS Waste Holdings, Inc. (a)	81	2,638
Brady Corp. Class A	164	8,700
BrightView Holdings, Inc. (a)	607	10,410
CECO Environmental Corp. (a)	555	3,877
Charah Solutions, Inc. (a)	137	290
CompX International, Inc. Class A	28	401
Deluxe Corp.	781	38,394
Ennis, Inc.	499	10,085
Heritage-Crystal Clean, Inc. (a)	81	2,147
HNI Corp.	172	6,106
Interface, Inc.	115	1,661
Kimball International, Inc. Class B	94	1,814
Knoll, Inc.	51	1,293
LSC Communications, Inc.	551	760
Matthews International Corp. Class A	598	21,163
McGrath RentCorp.	147	10,230
Mobile Mini, Inc.	581	21,416
NL Industries, Inc. (a)	159	598
NRC Group Holdings Corp. (a)	8	100
PICO Holdings, Inc. (a)	343	3,461
Pitney Bowes, Inc.	1,632	7,458
Quad/Graphics, Inc.	615	6,464
R.R. Donnelley & Sons Co.	1,370	5,165
SP Plus Corp. (a)	444	16,428
Steelcase, Inc. Class A	1,274	23,442
Team, Inc. (a)	581	10,487
UniFirst Corp.	292	56,975
VSE Corp.	153	5,216
		342,291
Construction & Engineering - 0.8%
Aegion Corp. (a)	594	12,700
Ameresco, Inc. Class A (a)	420	6,749
Arcosa, Inc.	939	32,123
Argan, Inc.	43	1,689
Construction Partners, Inc. Class A (a)	147	2,290
Dycom Industries, Inc. (a)	120	6,126
EMCOR Group, Inc.	268	23,080
Granite Construction, Inc.	772	24,804
Great Lakes Dredge & Dock Corp. (a)	137	1,432
Ies Holdings, Inc. (a)	81	1,668
Keane Group, Inc. (a)	1,023	6,199
Northwest Pipe Co. (a)	184	5,180
Primoris Services Corp.	267	5,236
Sterling Construction Co., Inc. (a)	403	5,299
Tutor Perini Corp. (a)	760	10,891
Williams Scotsman Corp. (a)	321	5,001
		150,467
Electrical Equipment - 0.4%
American Superconductor Corp. (a)	304	2,383
AZZ, Inc.	347	15,115
Encore Wire Corp.	393	22,118
EnerSys	285	18,793
Powell Industries, Inc.	170	6,656
Preformed Line Products Co.	59	3,221
Thermon Group Holdings, Inc. (a)	457	10,502
		78,788
Machinery - 3.2%
Actuant Corp. Class A	553	12,133
Alamo Group, Inc.	25	2,943
Altra Industrial Motion Corp.	1,242	34,397
Astec Industries, Inc.	434	13,497
Barnes Group, Inc.	799	41,180
Blue Bird Corp. (a)	138	2,627
Briggs & Stratton Corp.	781	4,733
CIRCOR International, Inc. (a)	377	14,156
Columbus McKinnon Corp. (NY Shares)	174	6,339
Commercial Vehicle Group, Inc. (a)	591	4,261
Eastern Co.	107	2,656
EnPro Industries, Inc.	362	24,851
ESCO Technologies, Inc.	30	2,387
Federal Signal Corp.	66	2,161
Franklin Electric Co., Inc.	48	2,295
Gencor Industries, Inc. (a)	152	1,765
Gorman-Rupp Co.	273	9,498
Graham Corp.	176	3,495
Greenbrier Companies, Inc.	621	18,705
Hillenbrand, Inc.	402	12,414
Hurco Companies, Inc.	119	3,828
Hyster-Yale Materials Handling Class A	196	10,727
Kennametal, Inc.	1,583	48,661
L.B. Foster Co. Class A (a)	182	3,944
Lindsay Corp.	137	12,720
Luxfer Holdings PLC sponsored	35	545
Lydall, Inc. (a)	326	8,121
Manitowoc Co., Inc. (a)	675	8,438
Meritor, Inc. (a)	254	4,699
Milacron Holdings Corp. (a)	1,322	22,038
Miller Industries, Inc.	198	6,593
Mueller Industries, Inc.	482	13,824
Mueller Water Products, Inc. Class A	1,221	13,724
Navistar International Corp. New (a)	958	26,929
NN, Inc.	824	5,875
Park-Ohio Holdings Corp.	163	4,867
ProPetro Holding Corp. (a)	669	6,081
Rexnord Corp. (a)	1,811	48,988
Spartan Motors, Inc.	171	2,346
SPX Corp. (a)	155	6,202
SPX Flow, Inc. (a)	809	31,923
Standex International Corp.	243	17,724
Terex Corp.	297	7,713
Titan International, Inc.	942	2,543
TriMas Corp. (a)	873	26,757
Twin Disc, Inc. (a)	206	2,182
Wabash National Corp.	1,036	15,032
Watts Water Technologies, Inc. Class A	230	21,558
		601,075
Marine - 0.3%
Costamare, Inc.	938	5,694
Eagle Bulk Shipping, Inc. (a)	860	3,763
Genco Shipping & Trading Ltd. (a)	285	2,622
Matson, Inc.	819	30,721
Safe Bulkers, Inc. (a)	1,035	1,811
Scorpio Bulkers, Inc.	855	5,198
		49,809
Professional Services - 1.2%
Acacia Research Corp. (a)	964	2,584
Asgn, Inc. (a)	121	7,606
BG Staffing, Inc.	105	2,007
CBIZ, Inc. (a)	993	23,336
CRA International, Inc.	105	4,407
FTI Consulting, Inc. (a)	652	69,105
GP Strategies Corp. (a)	242	3,107
Heidrick & Struggles International, Inc.	320	8,736
Huron Consulting Group, Inc. (a)	380	23,309
ICF International, Inc.	133	11,235
InnerWorkings, Inc. (a)	824	3,650
Kelly Services, Inc. Class A (non-vtg.)	641	15,525
MISTRAS Group, Inc. (a)	298	4,887
Navigant Consulting, Inc.	733	20,487
Resources Connection, Inc.	404	6,864
TrueBlue, Inc. (a)	772	16,289
		223,134
Road & Rail - 0.7%
ArcBest Corp.	494	15,042
Covenant Transport Group, Inc. Class A (a)	243	3,995
Daseke, Inc. (a)	832	2,080
Heartland Express, Inc.	844	18,154
Hertz Global Holdings, Inc. (a)	1,958	27,099
Marten Transport Ltd.	763	15,855
P.A.M. Transportation Services, Inc. (a)	10	591
Roadrunner Transportation Systems, Inc. (a)	60	622
Saia, Inc. (a)	201	18,834
U.S. Xpress Enterprises, Inc. (a)	407	1,962
Werner Enterprises, Inc.	873	30,817
YRC Worldwide, Inc. (a)	605	1,827
		136,878
Trading Companies & Distributors - 1.8%
Aircastle Ltd.	1,008	22,609
Beacon Roofing Supply, Inc. (a)	1,064	35,676
BlueLinx Corp. (a)	175	5,658
BMC Stock Holdings, Inc. (a)	1,284	33,615
CAI International, Inc. (a)	315	6,858
DXP Enterprises, Inc. (a)	316	10,972
GATX Corp.	687	53,263
General Finance Corp. (a)	123	1,087
H&E Equipment Services, Inc.	136	3,925
Herc Holdings, Inc. (a)	432	20,092
Kaman Corp.	458	27,233
MRC Global, Inc. (a)	1,400	16,982
Now, Inc. (a)	2,095	24,030
Rush Enterprises, Inc.:
Class A	542	20,910
Class B	77	3,075
Systemax, Inc.	54	1,189
Textainer Group Holdings Ltd. (a)	548	5,431
Titan Machinery, Inc. (a)	369	5,291
Triton International Ltd.	1,065	36,040
Veritiv Corp. (a)	251	4,538
Willis Lease Finance Corp. (a)	51	2,824
		341,298

TOTAL INDUSTRIALS		2,347,720

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.2%
ADTRAN, Inc.	928	10,528
Applied Optoelectronics, Inc. (a)	365	4,095
CalAmp Corp. (a)	625	7,200
Calix Networks, Inc. (a)	432	2,760
Cambium Networks Corp. (a)	30	291
Comtech Telecommunications Corp.	456	14,820
Digi International, Inc. (a)	534	7,273
Harmonic, Inc. (a)	1,640	10,791
Infinera Corp. (a)	3,400	18,530
KVH Industries, Inc. (a)	316	3,365
Lumentum Holdings, Inc. (a)	1,476	79,055
NETGEAR, Inc. (a)	596	19,203
NetScout Systems, Inc. (a)	1,405	32,399
Sonus Networks, Inc. (a)	1,142	6,669
Tessco Technologies, Inc.	121	1,739
		218,718
Electronic Equipment & Components - 2.9%
Anixter International, Inc. (a)	589	40,712
Arlo Technologies, Inc. (a)	1,391	4,743
AVX Corp.	910	13,832
Bel Fuse, Inc. Class B (non-vtg.)	184	2,766
Belden, Inc.	753	40,165
Benchmark Electronics, Inc.	726	21,098
Cardtronics PLC (a)	138	4,173
Casa Systems, Inc. (a)	63	495
CTS Corp.	630	20,387
Daktronics, Inc.	689	5,088
ePlus, Inc. (a)	29	2,207
Fabrinet (a)	56	2,929
FARO Technologies, Inc. (a)	19	919
Fitbit, Inc. (a)	3,392	12,924
II-VI, Inc. (a)	616	21,689
Insight Enterprises, Inc. (a)	432	24,058
KEMET Corp.	1,099	19,980
Kimball Electronics, Inc. (a)	455	6,602
Knowles Corp. (a)	1,570	31,934
Methode Electronics, Inc. Class A	707	23,783
MTS Systems Corp.	231	12,763
PC Connection, Inc.	214	8,325
Plexus Corp. (a)	483	30,192
Sanmina Corp. (a)	1,006	32,303
ScanSource, Inc. (a)	502	15,336
Tech Data Corp. (a)	701	73,072
TTM Technologies, Inc. (a)	1,918	23,390
Vishay Intertechnology, Inc.	2,560	43,341
Vishay Precision Group, Inc. (a)	49	1,604
		540,810
IT Services - 1.6%
Conduent, Inc. (a)	3,360	20,899
Exela Technologies, Inc. (a)	233	275
Hackett Group, Inc.	39	642
Information Services Group, Inc.(a)	670	1,665
KBR, Inc.	2,730	66,994
Limelight Networks, Inc. (a)	1,306	3,957
Liveramp Holdings, Inc. (a)	1,295	55,633
ManTech International Corp. Class A	517	36,919
Perspecta, Inc.	2,534	66,188
Presidio, Inc.	740	12,506
StarTek, Inc. (a)	304	1,967
Sykes Enterprises, Inc. (a)	739	22,643
Unisys Corp. (a)	316	2,348
		292,636
Semiconductors & Semiconductor Equipment - 2.0%
Adesto Technologies Corp. (a)	71	608
Alpha & Omega Semiconductor Ltd. (a)	385	4,728
Ambarella, Inc. (a)	364	22,872
Amkor Technology, Inc. (a)	1,904	17,326
Axcelis Technologies, Inc. (a)	614	10,493
AXT, Inc. (a)	732	2,606
Brooks Automation, Inc.	183	6,776
Ceva, Inc. (a)	32	956
Cirrus Logic, Inc. (a)	1,124	60,224
Cohu, Inc.	767	10,358
Diodes, Inc. (a)	603	24,210
DSP Group, Inc. (a)	259	3,648
FormFactor, Inc. (a)	1,338	24,947
GSI Technology, Inc. (a)	301	2,637
Ichor Holdings Ltd. (a)	325	7,859
MACOM Technology Solutions Holdings, Inc. (a)	891	19,152
Nanometrics, Inc. (a)	298	9,721
NeoPhotonics Corp. (a)	758	4,616
NVE Corp.	5	332
PDF Solutions, Inc. (a)	498	6,509
Photronics, Inc. (a)	1,269	13,807
Rambus, Inc. (a)	2,139	28,074
Rudolph Technologies, Inc. (a)	517	13,628
Semtech Corp. (a)	102	4,958
SMART Global Holdings, Inc. (a)	248	6,319
SunPower Corp. (a)	1,201	13,175
Synaptics, Inc. (a)	651	26,007
Ultra Clean Holdings, Inc. (a)	761	11,137
Veeco Instruments, Inc. (a)	918	10,722
Xperi Corp.	761	15,737
		384,142
Software - 0.6%
American Software, Inc. Class A	232	3,485
Avaya Holdings Corp. (a)	2,146	21,954
Cloudera, Inc. (a)	4,272	37,850
Digimarc Corp. (a)	11	430
Ideanomics, Inc. (a)	56	84
Inseego Corp. (a)	869	4,171
Monotype Imaging Holdings, Inc.	413	8,182
Onespan, Inc. (a)	183	2,654
QAD, Inc. Class A	103	4,757
SecureWorks Corp. (a)	139	1,797
Synchronoss Technologies, Inc. (a)	736	3,974
TeleNav, Inc. (a)	313	1,496
TiVo Corp.	2,382	18,139
Verint Systems, Inc. (a)	66	2,823
		111,796
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	2,230	18,175
Diebold Nixdorf, Inc. (a)	707	7,918
Immersion Corp. (a)	605	4,628
Stratasys Ltd. (a)	994	21,177
		51,898

TOTAL INFORMATION TECHNOLOGY		1,600,000

MATERIALS - 4.5%
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.	33	490
AdvanSix, Inc. (a)	544	13,992
American Vanguard Corp.	550	8,635
Amyris, Inc. (a)	599	2,851
Ferro Corp. (a)	282	3,345
Flotek Industries, Inc. (a)	1,057	2,325
FutureFuel Corp.	511	6,101
H.B. Fuller Co.	250	11,640
Hawkins, Inc.	191	8,118
Innophos Holdings, Inc.	380	12,335
Innospec, Inc.	64	5,705
Intrepid Potash, Inc. (a)	1,831	5,987
Koppers Holdings, Inc. (a)	107	3,125
Kraton Performance Polymers, Inc. (a)	436	14,078
Kronos Worldwide, Inc.	426	5,270
LSB Industries, Inc. (a)	406	2,103
Minerals Technologies, Inc.	681	36,154
Orion Engineered Carbons SA	378	6,316
PolyOne Corp.	78	2,547
PQ Group Holdings, Inc. (a)	722	11,509
Rayonier Advanced Materials, Inc.	940	4,070
Sensient Technologies Corp.	384	26,362
Stepan Co.	352	34,165
Trecora Resources (a)	419	3,779
Tredegar Corp.	496	9,682
Trinseo SA	778	33,415
Tronox Holdings PLC	940	7,802
Valhi, Inc.	518	984
		282,885
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	300	1,191
Foundation Building Materials, Inc. (a)	204	3,160
Summit Materials, Inc. (a)	1,776	39,427
United States Lime & Minerals, Inc.	34	2,601
		46,379
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	505	19,134
Class B	112	5,103
UFP Technologies, Inc. (a)	117	4,516
		28,753
Metals & Mining - 1.9%
AK Steel Holding Corp. (a)	3,389	7,693
Allegheny Technologies, Inc. (a)	2,431	49,228
Carpenter Technology Corp.	911	47,062
Century Aluminum Co. (a)	961	6,376
Cleveland-Cliffs, Inc.	4,411	31,847
Coeur d'Alene Mines Corp. (a)	4,256	20,471
Commercial Metals Co.	2,279	39,609
Gold Resource Corp.	1,181	3,602
Haynes International, Inc.	237	8,494
Hecla Mining Co.	9,325	16,412
Kaiser Aluminum Corp.	150	14,846
Livent Corp.	2,836	18,973
Materion Corp.	233	14,297
Novagold Resources, Inc. (a)	1,358	8,251
Olympic Steel, Inc.	171	2,462
Ryerson Holding Corp. (a)	30	256
Schnitzer Steel Industries, Inc. Class A	489	10,103
SunCoke Energy, Inc.	1,463	8,251
Synalloy Corp.	154	2,456
TimkenSteel Corp. (a)	758	4,768
Warrior Metropolitan Coal, Inc.	996	19,442
Worthington Industries, Inc.	576	20,765
		355,664
Paper & Forest Products - 0.7%
Boise Cascade Co.	575	18,739
Clearwater Paper Corp. (a)	306	6,463
Louisiana-Pacific Corp.	2,062	50,684
Neenah, Inc.	54	3,516
P.H. Glatfelter Co.	847	13,035
Schweitzer-Mauduit International, Inc.	599	22,427
Verso Corp. (a)	619	7,663
		122,527

TOTAL MATERIALS		836,208

REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 10.9%
Acadia Realty Trust (SBI)	1,600	45,728
Agree Realty Corp.	792	57,935
Alexander & Baldwin, Inc.	1,328	32,549
American Finance Trust, Inc.	1,939	27,068
Armada Hoffler Properties, Inc.	699	12,645
Ashford Hospitality Trust, Inc.	1,694	5,607
Braemar Hotels & Resorts, Inc.	566	5,315
BRT Realty Trust	193	2,814
CareTrust (REIT), Inc.	470	11,047
CatchMark Timber Trust, Inc.	943	10,062
CBL & Associates Properties, Inc.	3,175	4,096
Cedar Realty Trust, Inc.	1,643	4,929
Chatham Lodging Trust	890	16,154
CIM Commercial Trust Corp.	20	310
City Office REIT, Inc.	738	10,620
Community Healthcare Trust, Inc.	142	6,326
CorEnergy Infrastructure Trust, Inc.	250	11,805
CorePoint Lodging, Inc.	765	7,734
Corrections Corp. of America	2,302	39,779
DiamondRock Hospitality Co.	3,884	39,811
Easterly Government Properties, Inc.	1,167	24,857
Essential Properties Realty Trust, Inc.	1,311	30,035
Farmland Partners, Inc.	532	3,554
First Industrial Realty Trust, Inc.	1,926	76,193
Franklin Street Properties Corp.	2,018	17,072
Front Yard Residential Corp. Class B	945	10,924
Getty Realty Corp.	648	20,775
Gladstone Commercial Corp.	412	9,682
Gladstone Land Corp.	343	4,080
Global Medical REIT, Inc.	603	6,874
Global Net Lease, Inc.	1,623	31,649
Government Properties Income Trust	924	28,311
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,137	33,144
Healthcare Realty Trust, Inc.	2,464	82,544
Hersha Hospitality Trust	681	10,133
Independence Realty Trust, Inc.	1,744	24,957
Industrial Logistics Properties Trust	1,253	26,626
Investors Real Estate Trust	227	16,950
iStar Financial, Inc.	326	4,254
Jernigan Capital, Inc.	408	7,854
Kite Realty Group Trust	1,607	25,953
Lexington Corporate Properties Trust	4,409	45,192
LTC Properties, Inc.	385	19,720
Mack-Cali Realty Corp.	1,671	36,194
Monmouth Real Estate Investment Corp. Class A	1,523	21,946
National Health Investors, Inc.	454	37,405
New Senior Investment Group, Inc.	905	6,045
One Liberty Properties, Inc.	308	8,479
Pebblebrook Hotel Trust	2,509	69,800
Pennsylvania Real Estate Investment Trust (SBI)	718	4,107
Physicians Realty Trust	3,579	63,527
Piedmont Office Realty Trust, Inc. Class A	2,409	50,300
Potlatch Corp.	1,278	52,507
Preferred Apartment Communities, Inc. Class A	863	12,470
Ramco-Gershenson Properties Trust (SBI)	1,514	20,515
Retail Opportunity Investments Corp.	2,169	39,541
Rexford Industrial Realty, Inc.	2,109	92,838
RLJ Lodging Trust	3,316	56,339
Sabra Health Care REIT, Inc.	3,643	83,643
Safety Income and Growth, Inc.	192	5,856
Saul Centers, Inc.	21	1,145
Senior Housing Properties Trust (SBI)	4,573	42,323
Seritage Growth Properties	594	25,239
Stag Industrial, Inc.	2,462	72,580
Summit Hotel Properties, Inc.	2,002	23,223
Sunstone Hotel Investors, Inc.	4,322	59,384
Terreno Realty Corp.	1,117	57,068
UMH Properties, Inc.	109	1,535
Universal Health Realty Income Trust (SBI)	22	2,262
Urban Edge Properties	2,220	43,934
Urstadt Biddle Properties, Inc. Class A	576	13,651
Washington Prime Group, Inc.	3,633	15,041
Washington REIT (SBI)	1,546	42,299
Whitestone REIT Class B	729	10,031
Xenia Hotels & Resorts, Inc.	2,189	46,232
		2,031,126
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	104	2,103
American Realty Investments, Inc. (a)	48	738
Boston Omaha Corp. (a)	52	1,031
Colony NorthStar Credit Real Estate, Inc.	1,576	22,789
Consolidated-Tomoka Land Co.	94	6,166
Cushman & Wakefield PLC (a)	115	2,131
Forestar Group, Inc. (a)	199	3,638
FRP Holdings, Inc. (a)	135	6,483
Griffin Industrial Realty, Inc.	14	531
Kennedy-Wilson Holdings, Inc.	1,170	25,646
Legacy Housing Corp.	73	1,183
Marcus & Millichap, Inc. (a)	54	1,916
Maui Land & Pineapple, Inc. (a)	46	500
Newmark Group, Inc.	281	2,546
RE/MAX Holdings, Inc.	340	10,934
Realogy Holdings Corp.	2,203	14,716
Retail Value, Inc.	292	10,816
Stratus Properties, Inc. (a)	112	3,289
Tejon Ranch Co. (a)	400	6,788
The St. Joe Co. (a)	644	11,032
Transcontinental Realty Investors, Inc. (a)	24	745
		135,721

TOTAL REAL ESTATE		2,166,847

UTILITIES - 6.6%
Electric Utilities - 2.0%
Allete, Inc.	998	87,235
El Paso Electric Co.	649	43,535
Genie Energy Ltd. Class B	169	1,261
MGE Energy, Inc.	431	34,424
Otter Tail Corp.	428	23,005
PNM Resources, Inc.	1,532	79,787
Portland General Electric Co.	1,725	97,237
		366,484
Gas Utilities - 2.3%
New Jersey Resources Corp.	1,597	72,216
Northwest Natural Holding Co.	497	35,456
ONE Gas, Inc.	1,006	96,687
RGC Resources, Inc.	146	4,269
South Jersey Industries, Inc.	1,538	50,616
Southwest Gas Holdings, Inc.	929	84,576
Spire, Inc.	957	83,489
		427,309
Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corp. (a)	757	1,771
Bloom Energy Corp. Class A (a)	1,059	3,442
NRG Yield, Inc.:
Class A	666	11,548
Class C	1,427	26,043
Ormat Technologies, Inc.	493	36,625
Pattern Energy Group, Inc.	1,704	45,889
Sunnova Energy International, Inc.	176	1,892
Terraform Power, Inc.	403	7,345
		134,555
Multi-Utilities - 1.3%
Avista Corp.	1,265	61,277
Black Hills Corp.	1,177	90,311
NorthWestern Energy Corp.	975	73,174
Unitil Corp.	286	18,144
		242,906
Water Utilities - 0.3%
AquaVenture Holdings Ltd. (a)	237	4,605
Artesian Resources Corp. Class A	154	5,698
Cadiz, Inc. (a)	257	3,210
California Water Service Group	51	2,699
Consolidated Water Co., Inc.	272	4,485
Middlesex Water Co.	44	2,858
Select Energy Services, Inc. Class A (a)	1,154	9,994
SJW Corp.	179	12,224
York Water Co.	22	961
		46,734

TOTAL UTILITIES		1,217,988

TOTAL COMMON STOCKS
(Cost $18,319,439)		18,585,670
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,319,439)		18,585,670
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,852
NET ASSETS - 100%		$18,589,522

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,084
Total	$2,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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